Vessels, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 11, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment of vessel			$ 0	$ 0	$ 28,805
M/V Athenian, M/V Athos and M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Vessels acquisition	$ 162,600
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized			$ 10,906	$ 19,297
Amore Mio II [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement		$ 11,150
Impairment of vessel					28,805
Classification as asset held for sale					$ 10,927
Disposal Date		Oct. 15, 2018